FINANCIAL AND OTHER INCOME, NET (Schedule of Financial Income (Loss), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Interest income	$ 728	$ 815	$ 346
Bank fees and other finance expenses	(23)	(60)	(16)
Change in fair value of research and development funding arrangement			269
Loss in respect to Termination and Equity Conversion Agreement			(792)
Gain from sales of marketable securities	383	436	2,345
Foreign currency translation adjustments	9	(46)	(394)
Financial and other income, net	$ 1,097	$ 1,145	$ 1,758